ACCRUED STOCK PAYABLE (Details) - Feinsod Agreement - Feinsod Agreement [Member] - $ / shares				12 Months Ended
	Aug. 04, 2016	Aug. 04, 2015	Aug. 04, 2014	Dec. 31, 2016	Apr. 27, 2015
ACCRUED STOCK PAYABLE (Details) - Feinsod Agreement [Line Items]
Related Party Transaction, Terms and Manner of Settlement			On August 4, 2014, we entered into an agreement with Michael Feinsod in consideration for serving as Executive Chairman of the Board and as a member of the Board and pursuant to the terms of the Executive Board and Director Agreement (the “Feinsod Agreement”). The Board approved the issuance to Infinity Capital of (a) 200,000 shares of our common stock on August 4, 2014; (b) 1,000,000 shares of our common stock upon the uplisting of our common stock to the OTC Market’s OTCQB; (c) 150,000 shares of our common stock on August 4, 2015; and (d) 150,000 shares of our common stock on August 4, 2016. Mr. Feinsod must remain a member of the Board in order for the common stock to be issued. In addition, the Feinsod Agreement required the issuance of a number of shares of our common stock to Infinity Capital equal to 10% of any new issuances not to exceed 600,000 shares of our common stock in the aggregate during the time that Mr. Feinsod remains a member of the Board (the “New Issuance Allowance”). Under the terms of the Feinsod Agreement, the New Issuance Allowance would not be triggered upon issuances relating to convertible securities existing as of the date of the Feinsod Agreement. For illustrative purposes, if we issue 7,000,000 new shares of common stock, then the New Issuance Allowance issued to Infinity Capital would be capped at 600,000 shares of our common stock. No shares have been issued under the New Issuance Allowance.
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 5.20	$ 4.42
Share Price Discount			15.00%
Upon Uplisting To OTCQB [Member]
ACCRUED STOCK PAYABLE (Details) - Feinsod Agreement [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)				$ 2.97	$ 3.49
Share Price Discount					15.00%
IPG [Member]
ACCRUED STOCK PAYABLE (Details) - Feinsod Agreement [Line Items]
Stock Issued During Period, Shares, Issued for Services	150,000	150,000	200,000
IPG [Member] | Upon Uplisting To OTCQB [Member]
ACCRUED STOCK PAYABLE (Details) - Feinsod Agreement [Line Items]
Stock Issued During Period, Shares, Issued for Services			1,000,000
Maximum [Member]
ACCRUED STOCK PAYABLE (Details) - Feinsod Agreement [Line Items]
Stock Issued During Period, Shares, Issued for Services				600,000